CREDIT FACILITY - Credit agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in credit facility
At the beginning	$ 161,353
Principal repayments during the year	(10,836)
At the end	145,795	$ 161,353
Long term	100,795	136,060
Total	145,795	$ 161,353
Credit facility
Changes in credit facility
Advances during the year	130,000
Interest expense during the year	4,903
Transaction costs paid, which are accreted over the term of each facility	(1,866)
Accretion during the period, expensed	387
Interest paid during the year	(3,219)
Principal repayments during the year	(5,550)
Reallocated to accrued interest payable	(1,660)
At the end	122,995
Current	22,200
Long term	100,795
Total	122,995
Term facility
Changes in credit facility
Advances during the year	100,000
Interest expense during the year	3,772
Transaction costs paid, which are accreted over the term of each facility	(1,435)
Accretion during the period, expensed	304
Interest paid during the year	(2,481)
Principal repayments during the year	(5,550)
Reallocated to accrued interest payable	(1,272)
At the end	93,338
Current	22,200
Long term	71,138
Total	93,338
Revolving facility
Changes in credit facility
Advances during the year	30,000
Interest expense during the year	1,131
Transaction costs paid, which are accreted over the term of each facility	(431)
Accretion during the period, expensed	83
Interest paid during the year	(738)
Reallocated to accrued interest payable	(388)
At the end	29,657
Long term	29,657
Total	$ 29,657